Business Combination (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Assets Acquired and Liabilities Assumed
Purchase Price Allocation
Purchase Price	$770,291
Cash	(49,728)
Accounts Receivable	(114,899)
Inventory	(76,156)
Prepaid	(3,000)
Accounts Payable	199,312
Accrued Expenses	153
Goodwill	$725,973

Purchase Price Allocation
Purchase Price	$770,291
Cash	(49,728)
Accounts Receivable	(114,899)
Inventory	(76,156)
Prepaid	(3,000)
Accounts Payable	199,312
Accrued Expenses	153
Goodwill	$725,973

Schedule of Unaudited Pro Forma Statements of Operations

The accompanying unaudited pro forma statements of operations present the accounts of Trxade and CSP for the nine- months ended September 30, 2018, assuming the acquisition occurred on January 1, 2018.

2018 Summary Statement of Operations	Trxade	CSP	Combined

Revenue	$2,538,082	$1,985,620	$4,523,702

Net Income	$197,031	$97,371	$294,402

Net Income per common share – basic	$0.01		$0.01

Net Income per common share - diluted	$0.01		$0.01

Weighted average common shares - basic	32,083,629		32,083,629

Weighted average common shares - diluted	34,732,540		34,732,540

The accompanying unaudited pro forma statements of operations present the accounts of Trxade and CSP for the three-months ended September 30, 2018, assuming the acquisition occurred on January 1, 2018.

2018 Summary Statement of Operations	Trxade	CSP	Combined

Revenue	$847,471	$662,503	$1,509,974

Net Income	$94,249	$109,556	$203,805

Net Income per common share – basic	$0.00		$0.01

Net Income per common share - diluted	$0.00		$0.01

Weighted average common shares - basic	32,083,629		32,083,629

Weighted average common shares - diluted	34,737,964		34,737,964

The accompanying unaudited pro forma combined statements of operations presents the accounts of Trxade and CSP for the years ended December 31, 2018 and 2017, respectively, assuming the acquisition occurred on January 1, 2017.

2018 Summary Statement of Operations	Trxade	CSP	Combined
Revenue	$3,436,360	$2,387,636	$5,823,996

Net Income (Loss)	$125,626	$(6,723)	$118,903

Net Income per common share – basic	$0.00		$0.00

Net Income per common share - diluted	$0.00		$0.00

Weighted average common shares - basic	32,260,622		32,260,622

Weighted average common shares - diluted	34,958,502		34,958,502

2017 Summary Statement of Operations	Trxade	CSP	Combined
Revenue	$2,931,280	$2,633,914	$5,565,194

Net Income (Loss)	$288,983	$(63,132)	$225,851

Net Income per common share – basic	$0.01		$0.01

Net Income per common share - diluted	$0.01		$0.01

Weighted average common shares - basic	31,955,416		31,955,416

Weighted average common shares - diluted	34,086,251		34,086,251